Mar. 31, 2016
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Growth Fund
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated March 31, 2016

to the Prospectus

dated October 28, 2015

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

1.      The paragraph under the sub-section entitled "Principal Investment Strategies - BlackRock's Principal Investment Strategies" under the section entitled “Summary Section” is hereby deleted and replaced with the following:

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Growth Index, which tracks the performance of mid capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.